First Trust RiverFront Dynamic Emerging Markets ETF Investment Strategy - First Trust RiverFront Dynamic Emerging Markets ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of emerging market companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts (“REITs“), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such emerging market companies are denominated (each, an “Emerging Market currency“ and, collectively, the “Emerging Market currencies“). The Fund considers an emerging market company to be one (i) domiciled or with a principal place of business or primary securities trading market in an emerging market country, or (ii) that derives a substantial portion of its total revenues or profits from emerging market countries. The Fund considers an emerging market country to be any country whose issuers are included in the Morgan Stanley Capital International Emerging Markets Index and/or those countries considered to be developing by the World Bank, the International Finance Corporation or the United Nations. The Fund generally focuses its emerging market company investments in Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Nigeria, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and/or the United Arab Emirates. The securities in which the Fund may invest must be listed on a U.S. or non-U.S. securities exchange. The Fund may invest in small, mid and large capitalization companies. The Fund utilizes a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund’s currency exposure. As a result of this hedging strategy, the portion of the Fund’s portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund’s policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to Emerging Market currencies. The Fund also may invest up to 20% of its net assets in equity securities of companies in developed market countries and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to non-Emerging Market currencies as well as any proxy currency hedging transactions involving non-Emerging Market currencies determined to be representative of, and serve as a proxy for, Emerging Market currencies. Such developed market companies are companies that are (i) domiciled or with a principal place of business or primary securities trading market in a country that is not an emerging market country, or (ii) that derives a substantial portion of its total revenues or profits from countries that are not emerging market countries. The equity securities of developed market companies in which the Fund may invest include investments in common stock, depositary receipts and common and preferred shares of REITs. In selecting the portfolio securities of the Fund, RiverFront Investment Group, LLC, the Fund’s sub-advisor (“RIG” or the “Sub-Advisor”), assembles a portfolio of eligible countries and/or securities based on several core attributes, including, but not limited to, value, quality and momentum. The Sub-Advisor considers multiple factors within each core attribute, such as the price-to-book value of a security when determining value and a company’s cash as a percentage of the company’s market capitalization when determining quality. The Sub-Advisor then assigns each qualifying security a score based on its core attributes and selects the individual securities with the highest scores for investment. In doing so, the Sub-Advisor utilizes its proprietary optimization process to maximize the percentage of high-scoring securities included in the portfolio in accordance with country, sector and risk factor (e.g., beta, quality, volatility) limitations, subject to the Sub-Advisor's fundamental active overlay. The Sub-Advisor also considers the market capitalization of the companies in which the Fund may invest, and the trading volume of a company’s shares in the secondary market. The strategy is largely quantitative and rules-based, but also includes multiple parameters over which the Sub-Advisor may exercise discretion (including, but not limited to, the number of holdings and the weightings of particular holdings) in connection with its active management of the Fund. In managing the Fund’s currency exposure, the Sub-Advisor deploys a dynamic currency hedging strategy based on a proprietary hedging methodology that considers a combination of quantitative measures, such as interest rate differentials, central bank balance sheet expansion/contraction and price momentum, and qualitative measures, such as formal and informal guidance from central bankers. To the extent permitted under applicable law, percentage limitations described in this prospectus are generally as of the time of investment by the Fund and may be exceeded on a going-forward basis as a result of market fluctuations affecting the Fund’s portfolio securities. As of January 30, 2026, the Fund had significant investments in financial companies, information technology companies, Taiwanese issuers and Asian issuers, although this may change from time to time. Over time, the Fund may have significant investments in a jurisdiction, investment sector or industry or group of industries that it may not have had as of January 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector or industry or group of industries, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry or group of industries. In order to gain exposure to certain Chinese companies that are unavailable to direct investment by foreign investors, the Fund invests significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies.
Strategy Portfolio Concentration [Text]	As of January 30, 2026, the Fund had significant investments in financial companies, information technology companies, Taiwanese issuers and Asian issuers, although this may change from time to time.